Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Financial Information of VIEs and its subsidiary Excluding Intercompany Items with Company's Subsidiaries

The following financial information of the OptAim VIE and its subsidiary excluding the intercompany items with the Company’s subsidiaries was included in the accompanying financial statements as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017:

	As of December 31,
	2016	2017
Assets
Current assets
Cash and cash equivalents	1,046	1,585
Accounts receivable, net	8,129	5,553
Other current assets	17,761	552

Total current assets	26,936	7,690

Non-current assets
Property and equipment, net	36	14
Other non-current assets	163	163

Total non-current assets	199	177

Total assets	27,135	7,867

Liabilities
Current liabilities
Accounts payable	28	29
Deferred revenue	11,878	5,986
Accrued liabilities and other current liabilities	404	804

Total current liabilities	12,310	6,819

Total liabilities	12,310	6,819

	For the years ended December 31,
	2015	2016	2017
Net revenues	11,653	52,215	25,302
Net (loss)/profit	(172)	(322)	1,646

	For the years ended December 31,
	2015	2016	2017
Net cash (used in)/provided by operating activities	(1,144)	1,043	539
Net cash used in investing activities	(19)	(3)	—

Net (decrease)/increase in cash and cash equivalents	(1,163)	1,040	539

Schedule of Estimated Fair Values of Financial Assets and Liabilities

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair value measurements using
	Total fair value	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
As of December 31, 2016
Cash and cash equivalents	27,280	27,280	—	—
Restricted cash	5,234	5,234	—	—
Bank borrowings	12,982	—	12,982	—
Derivative liabilities	60,525	—	—	60,525

As of December 31, 2017
Cash and cash equivalents	19,401	19,401	—	—
Time deposit	25,000	25,000	—	—
Bank borrowings	10,486	—	10,486	—